Indebtedness - Carrying Value of Convertible Notes (Parenthetical) (Detail)	12 Months Ended
Jan. 31, 2014
Debt Disclosure [Abstract]
Remaining period over which unamortized debt discount will be amortized	57 months
Percentage of effective interest rate	9.00%